MATTHEWS ASIA STRATEGIC INCOME FUND
MATTHEWS ASIA STRATEGIC INCOME FUND

SUPPLEMENT DATED SEPTEMBER 28, 2018

TO THE PROSPECTUS FOR

THE MATTHEWS ASIA STRATEGIC INCOME FUND AND

THE MATTHEWS ASIA CREDIT OPPORTUNITIES FUND, OF THE

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2018

Effective October 1, 2018, the following fee and expense tables, examples of fund expenses, and description of the Investment Advisory Agreement, all are replaced in their entirety to reflect a lower management fee for each of these two funds.

These sections appear on pages 1, 6 and 30 of that prospectus.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - MATTHEWS ASIA STRATEGIC INCOME FUND - USD ($)	Investor Class Shares	Institutional Class Shares
Maximum Account Fee on Redemptions (for wire redemptions only)	$ 9	$ 9

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MATTHEWS ASIA STRATEGIC INCOME FUND		Investor Class Shares	Institutional Class Shares
Management Fee		0.55%	0.55%
Distribution (12b-1) Fees
Other Expenses		0.64%	0.43%
Administration and Shareholder Servicing Fees		0.14%	0.14%
Total Annual Fund Operating Expenses		1.19%	0.98%
Fee Waiver and Expense Reimbursement	[1]	(0.04%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.15%	0.90%
[1]	Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 0.90% first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 0.90% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 0.90%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days' written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MATTHEWS ASIA STRATEGIC INCOME FUND - USD ($)	One year	Three years	Five years	Ten years
Investor Class Shares	117	374	650	1,440
Institutional Class Shares	92	304	534	1,194

Please retain this Supplement with your records.